Income Taxes - Schedule of Cumulative Non-capital Losses (Details) (10-K)	12 Months Ended
Dec. 31, 2020 USD ($)
2034	$ 236,000
2035	529,000
2036	1,130,000
2037	1,531,000
2038	951,000
2039	565,000
2040	955,000
Non-capital losses carried forward, Total	5,897,000
United States [Member]
2034	53,000
2035	161,000
2036	868,000
2037	1,472,000
2038	431,000
2039	372,000
2040	237,000
Non-capital losses carried forward, Total	3,594,000
Canada [Member]
2034	183,000
2035	368,000
2036	262,000
2037	59,000
2038	520,000
2039	193,000
2040	718,000
Non-capital losses carried forward, Total	$ 2,303,000